Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 10,693	₱ 18,276
Consolidated unrecognized deferred income tax assets	3,227	5,561
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	4,289	7,151
Accumulated provision for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	3,144	3,014
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,881	3,735
Impairment Allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,148	43
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	13	1,740
Asset retirement obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		621
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	25	1,314
Gain on disposal of asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	106
Unrealized foreign exchange losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	49	105
MCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	27	111
Accumulated Writedown Of Inventories To Net Realizable Values
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 11	303
Derivative financial instruments and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized		₱ 139